UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period:6/30/09

Item 1.  Schedule of Investments.

SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited)
June 30, 2009

Shares		Market Value

	COMMON STOCK - 95.34%
	APPAREL - 4.04%
66,800	Columbia Sportswear Co.	$ 2,065,456

	CHEMICALS - 5.29%
109,900	Arch Chemicals, Inc.	2,702,441

	COAL - 4.03%
136,300	James River Coal Co. *	2,062,219

	COMMERCIAL SERVICES - 3.16%
57,000	Brink's Home Security Holdings, Inc. *	1,613,670

	CONSTRUCTION SERVICES - 10.13%
201,000	Chicago Bridge & Iron Co. NV	2,492,400
54,250	URS Corp. *	2,686,460
		5,178,860
	ENERGY - 5.16%
93,200	OGE Energy Corp.	2,639,424

	ENVIRONMENTAL CONTROL - 5.08%
393,700	Darling International Inc. *	2,598,420

	FINANCIAL SERVICES - 5.21%
45,750	Affiliated Managers Group, Inc. *	2,662,193

	FOOD PROCESSING - 6.21%
69,995	Del Monte Foods Co.	656,553
180,100	Smithfield Foods, Inc. *	2,515,997
		3,172,550
	MACHINERY - 16.36%
103,000	AGCO Corp. *	2,994,210
97,100	Cascade Corp.	1,527,383
21,200	Flowserve Corp.	1,479,972

SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
June 30, 2009

Shares		Market Value
	MACHINERY - 16.36% (Continued)
61,100	Nordson Corp.	$ 2,362,126
		8,363,691
	METAL FABRICATE/ HARDWARE - 2.96%
88,500	Timken Co.	1,511,580

	MINING - 3.83%
367,900	USEC, Inc. *	1,957,228

	MISCELLANEOUS MANUFACTURING - 9.54%
90,500	Koppers Holdings, Inc.	2,386,485
182,700	Trinity Industries, Inc.	2,488,374
		4,874,859
	RECREATIONAL PRODUCTS - 5.28%
84,000	Polaris Industries, Inc.	2,698,080

	RETAIL - 5.67%
70,200	Tractor Supply Co. *	2,900,664

	TELECOMMUNICATIONS EQUIPMENT - 3.39%
299,100	Newport Corp. *	1,731,789

	TOTAL COMMON STOCK	48,733,124
	(Cost - $62,644,691)

	SHORT-TERM INVESTMENTS - 7.00%
3,580,479	Dreyfus Institutional Reserve Money Fund, 0.32%+	3,580,479
	(Cost - $3,580,479)

	TOTAL INVESTMENTS - 102.34%
	( Cost - $66,225,170)(a)	52,313,603
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.34%)	(1,198,251)
	NET ASSETS - 100.00%	$ 51,115,352
	________
* Non-Income producing security.
+ Reflects yield at June 30, 2009.
SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
June 30, 2009

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
At June 30, 2009, net unrealized depreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost
Aggregate gross unrealized depreciation for all investments		$ 1,894,534
for which there was an excess of cost over value		(15,806,101)
Net unrealized depreciation		$ (13,911,567)

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepaymemt spreads, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's assets carried at fair value:

	Investments in Securities ($)	Other Financial Instrument ($)
Level 1 - Quoted Prices	52,313,603	0
Level 2 - Other Significant Observable Inputs	0	0
Level 3 - Significant Unobservable Inputs	0	0
Total	52,313,603	0

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

8/26/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

8/26/09

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf Treasurer

Date

8/26/09